Reportable Segments And Geographical Information (Financial Information Of The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 793,831	$ 689,451	$ 583,115
Operating income (loss)	59,028	49,052	38,199
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	477,572	403,940	363,576
Operating income (loss)	141,771	126,537	117,648
Security Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	191,852	165,998	147,863
Operating income (loss)	33,926	15,515	29,996
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	124,407	119,513	71,676
Operating income (loss)	(6,662)	71	(15,733)
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	$ (110,007)	$ (93,071)	$ (93,712)